Fair Value Measurements - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Deferred debt issuance cost	$ 5,500,000	$ 5,800,000
Restricted cash		$ 0	$ 0
Non-Recurring | Level 3 | Weighted Average [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Vessel, Measurement input	6.38
Interest rate swap contracts [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms	3 years 9 months 18 days	4 years 3 months 18 days
Interest rate swap contracts [Member] | Minimum [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 6,200,000	$ 7,000,000.0
Fixed interest rate	0.71%	0.71%
Interest rate swap contracts [Member] | Maximum [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 38,800,000	$ 40,100,000
Fixed interest rate	2.90%	2.90%